                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06350

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2007

MARKET CONDITIONS

The latter half of 2007 was marked by market turmoil and uncertainty. The dislocations stemming from subprime mortgage woes permeated all sectors of the fixed income markets, leading to a significant contraction in credit and liquidity. Growing losses and mark-to-market writedowns announced by major financial institutions had a crippling effect on the transaction of business. The monoline bond insurers -- insurance companies that provide guarantees to issuers that enhance their credit and which have played a significant role in the municipal bond market in recent years -- were also caught up in the crisis. Furthermore, state and local governments began to feel the effects of the slowing housing market as incoming tax receipts lagged behind projections. At the same time, signs began to emerge in the fourth quarter of the year that the problems in the markets were beginning to slow economic growth. In an effort to spur the economy and ease the liquidity crunch, the Federal Open Market Committee (the "Fed") lowered the target federal funds rate a total of one percent in three separate moves between September and year end, bringing the rate to 4.25 percent.

The troubling events had an impact on tax-exempt money market interest rates as well. Dealers became reluctant to carry large inventories and in an effort to appeal to non-traditional investors, kept rates for variable-rate instruments at attractive levels compared to taxable alternatives. As a result, the Securities Industry and Financial Markets Association (SIFMA) Index of weekly municipal variable-rate yields dropped only 31 basis points from 3.73 percent to 3.42 percent during the second half of the year, which did not fully reflect the 100 basis point cut in the federal funds rate target. At the same time, tax-free money market funds experienced steady cash inflows. The result was an odd combination of relatively high municipal money market rates amid tight supply conditions.

PERFORMANCE ANALYSIS

As of December 31, 2007, Active Assets California Tax-Free Trust had net assets of approximately $2.49 billion and an average portfolio maturity of 31 days. For the six-month period ended December 31, 2007, the Fund provided a total return of 1.54 percent. For the seven-day period ended December 31, 2007, the Fund provided an effective annualized yield of 2.85 percent and a current yield of
2.81 percent, while its 30-day moving average yield for December was 2.79 percent. Past performance is no guarantee of future results.

Given the unsettling events and uncertain market conditions during the reporting period, daily and weekly variable-rate securities remained the dominant investments in the Fund's portfolio. In the latter months of the period, however, prospects for declining short-term interest rates led us to seek opportunities to lock in attractive yields through investments in longer-term fixed-rate instruments. We selectively added to holdings in notes in the six-to-12 month range and commercial paper in the 30-to-90 day range. A light financing calendar, however, limited opportunities to extend the weighted average maturity of the Fund's portfolio.

Growing evidence of a softening economy called for a strong focus on credit review and analysis. We will continue to proceed with caution as we await a more stable market environment.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal
  Obligations                      84.0%
Municipal Notes & Bonds            10.0
Tax-Exempt Commercial Paper         6.0




MATURITY SCHEDULE
1 - 30 Days                        84.0%
31 - 60 Days                        2.7
61 - 90 Days                        2.1
91 - 120 Days                       1.2
121 + Days                         10.0



Data as of December 31, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY

ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.


HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 - 12/31/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       07/01/07 -
                                                      07/01/07         12/31/07         12/31/07
                                                   -------------    -------------    --------------
Actual (1.54% return)..........................      $1,000.00        $1,015.40           $2.66
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,022.71           $2.67



---------
 * Expenses are equal to the Fund's annualized expense ratio of 0.52% multiplied by the average account value over the period, multiplied by 185**/365 (to reflect the one-half year period).

**  Adjusted to reflect non-business days accruals.

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           California Tax-Exempt Short-Term Variable Rate
           Municipal Obligations (83.5%)
           ABAG Finance Authority for Nonprofit
             Corporations,
 $ 5,900     Elder Care Alliance of San Francisco Ser
             2006 A..................................    3.35%   01/08/08   $    5,900,000
  12,750     Eskaton Village - Placerville Ser 2007..    3.59    01/08/08       12,750,000
  11,735     Eskaton Village - Roseville Ser 2006....    3.42    01/08/08       11,735,000
  22,000     Oshman Family Jewish Community Center
             Ser 2007................................    3.46    01/02/08       22,000,000
  13,855   Anaheim Public Financing Authority,
             Distribution System ROCs II-R Ser 6021
             (MBIA Insd).............................    3.48    01/08/08       13,855,000
           Austin Trust, Irvine Unified School
             District No 07-1,
  22,695     Ser 2007 A Custody Receipts Ser
             2007 - 314..............................    3.46    01/08/08       22,695,000
  10,000     Ser 2007 B Custody Receipts Ser
             2007 - 315..............................    3.48    01/08/08       10,000,000
  18,730   Bakersfield, Wastewater Ser 2007 B (FSA
             Insd)...................................    3.39    01/08/08       18,730,000
           Bay Area Toll Authority,
  69,800     San Francisco Bay Area Toll Bridge 2001
             Ser A (AMBAC Insd)......................    3.22    01/08/08       69,800,000
  13,900     San Francisco Bay Area Toll Bridge 2006
             Ser A-2 (XLCA Insd).....................    3.22    01/08/08       13,900,000
  28,000     San Francisco Bay Area Toll Bridge 2007
             Ser D-2 (AMBAC Insd)....................    3.18    01/08/08       28,000,000
  29,525   California, Economic Recovery Ser 2004 C-
             4.......................................    3.53    01/02/08       29,525,000
           California Department of Water Resources,
  20,750     Power Supply Ser 2002 B Subser B-2......    3.54    01/02/08       20,750,000
   3,600     Power Supply Ser 2002 B Subser B-3......    3.50    01/02/08        3,600,000
  16,000     Power Supply Ser 2002 C Subser C-16 & C-
             18......................................    3.30    01/08/08       16,000,000
  21,100     Power Supply Ser 2002 C Subser G-5......    3.33    01/08/08       21,100,000
  21,500     Power Supply Ser 2005 G Subser G-12
             (FGIC Insd).............................    3.35    01/08/08       21,500,000
  67,040     Power Supply Ser 2005 G Subser G-14
             (FGIC Insd).............................    3.45    01/08/08       67,040,000
           California Educational Facilities
             Authority,
  72,500     California Institute of Technology Ser
             1994 & 2006 Ser A.......................    3.27    01/08/08       72,500,000
   5,465     California Lutheran University Ser 2004
             A.......................................    3.60    01/08/08        5,465,000
           California Health Facilities Financing
             Authority,
  40,025     Catholic Healthcare West Ser 2005.......    3.35    01/08/08       40,025,000
  46,740     Kaiser Permanente Ser 2006 C............    3.41    01/08/08       46,740,000
  34,700     Northern California Presbyterian Homes &
             Services Ser 2004.......................    3.28    01/08/08       34,700,000
  33,195     Sisters of Charity of Leavenworth Health
             System Ser 2003.........................    3.35    01/08/08       33,195,000
           California Housing Finance Agency,
  11,000     Home Mortgage 2002 Ser J  (MBIA Insd)
             (AMT)...................................    3.67    01/02/08       11,000,000
  36,000     Home Mortgage 2005 Ser D (AMT)..........    3.38    01/08/08       36,000,000
  16,115     Multifamily Ser 2000 A (AMT)............    3.67    01/02/08       16,115,000
  18,050     Multifamily Ser 2006 A (AMT)............    3.67    01/02/08       18,050,000
   5,750   California Infrastructure & Economic
             Development Bank, Le Lycee Francais de
             Los Angeles Ser 2006....................    3.35    01/08/08        5,750,000
           California Statewide Communities
             Development Authority,
  20,700     American Baptist Homes of the West Ser
             2006....................................    3.32    01/08/08       20,700,000
  26,300     Azusa Pacific University Project........    3.38    01/08/08       26,300,000

                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
 $ 5,820     Chabad of California Ser 2004...........    3.33%   01/08/08   $    5,820,000
  14,000     Front Porch Communities & Services Ser
             2007 B..................................    3.33    01/08/08       14,000,000
  58,600     Kaiser Permanente Ser 2003 B & Ser 2004
             J & L...................................    3.41    01/08/08       58,600,000
  61,360     SWEEP Loan Program Ser 2007 A...........    3.36    01/08/08       61,360,000
  12,000     University of San Diego Ser 2005........    3.38    01/08/08       12,000,000
  50,000     Western University of Health Sciences
             Ser 2007 A..............................    3.39    01/08/08       50,000,000
   6,730   Cerritos Community College District, Ser
             2005 P-FLOATs PT-2934 (AMBAC Insd)......    3.60    01/08/08        6,730,000
   6,700   Corona - Norco Unified School District,
             Ser 2005 COPs...........................    3.28    01/08/08        6,700,000
  25,400   East Bay Municipal Utility District,
             Wastewater Sub Ser 2003 B (XLCA Insd)...    3.40    01/08/08       25,400,000
   2,990   East Side Union High School District,
             Santa Clara County Ser 2006 B MERLOTs
             Ser B 28 (MBIA Insd)....................    3.78    01/08/08        2,990,000
   8,340   Eastern Municipal Water District, Water &
             Sewer Ser 1993 B COPs (FGIC Insd).......    3.28    01/08/08        8,340,000
  71,450   Enhanced Return Puttable Floating Option
             Tax-Exempt Receipts, California P-FLOATs
             Ser EC-1011 & EC-1017...................    3.82    01/08/08       71,450,000
  46,755   Fresno, Sewer System Sublien Ser 2000 A
             (FGIC Insd).............................    3.28    01/08/08       46,755,000
  10,500   Glendale Financing Authority, 2000 Police
             Building COPs...........................    3.35    01/08/08       10,500,000
   2,400   Grant Joint Union High School District,
             School Facility Bridge Funding Ser 2005
             COPs (FSA Insd).........................    3.28    01/08/08        2,400,000
   6,195   Hacienda - La Puenta Unified School
             District, 2000 Ser B P-FLOATs PT-1988
             (FSA Insd)..............................    3.60    01/08/08        6,195,000
  23,945   Hemet Unified School District, Ser 2006
             COPs (AMBAC Insd).......................    3.40    01/08/08       23,945,000
  17,100   Hillsborough, Water & Sewer System Ser
             2003 A & 2006 A COPs....................    3.37    01/08/08       17,100,000
   9,100   Irvine Assessment District #93-14,
             Improvement Bond Act 1915...............    3.50    01/02/08        9,100,000
   4,210   J P Morgan Chase & Co, Los Angeles Unified
             School District Ser 2007 A-1 I-PUTTERs
             Ser 1711P (FSA Insd)....................    3.54    01/08/08        4,210,000
  10,000   Los Angeles, Single Family Mortgage 2004
             Ser A (AMT).............................    3.38    01/08/08       10,000,000
  10,550   Los Angeles County Housing Authority,
             Multifamily Malibu Meadows 1998 Ser B...    3.33    01/08/08       10,550,000
           Los Angeles County Metropolitan
             Transportation Authority,
   4,300     Prop C Sales Tax Ser 1993-A (MBIA
             Insd)...................................    3.28    01/08/08        4,300,000
   6,000     Prop C Sales Tax Ser 2004-A ROCs II-R
             Ser 12037 (MBIA Insd)...................    3.54    01/08/08        6,000,000
   1,000   Los Angeles County Transportation
             Commission, Sales Tax Ser 1992-A (FGIC
             Insd)...................................    3.33    01/08/08        1,000,000
           Los Angeles Department of Water & Power,
  33,400     Power System 2001 Ser B Subser B-5......    3.30    01/08/08       33,400,000
  10,200     Water System 2001 Ser B Subser B-1......    3.31    01/08/08       10,200,000
  10,875   Los Angeles Unified School District, P-
             FLOATs PT-1855 (FSA Insd)...............    3.46    01/08/08       10,875,000

                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           MACON Trust,
 $14,200     Irvine Unified School District Community
             Facilities District No 06-1 Ser 2007 B
             Variable Ser 2007 - 317.................    3.48%   01/08/08   $   14,200,000
  22,685     Tustin Unified School District Community
             Facilities District No 07-1 Ser 2007
             Variable Ser 2007 - 336.................    3.48    01/08/08       22,685,000
   8,700   Madera Irrigation Financing Authority,
             Water Ser 2005 A (XLCA Insd)............    3.70    01/02/08        8,700,000
   4,300   Menlo Park Community Development Agency,
             Las Pulgas Community Development Tax
             Allocation Ser 2006 (AMBAC Insd)........    3.68    01/02/08        4,300,000
           Metropolitan Water District of Southern
             California,
   6,500     Waterworks 1996 Ser A (AMBAC Insd)......    3.25    01/08/08        6,500,000
  47,800     Waterworks 1999 Ser B & C...............    3.28    01/08/08       47,800,000
  32,700     Waterworks 2000 Ser B-2.................    3.28    01/08/08       32,700,000
  13,300   Mountain View, Villa Mariposa Multifamily
             1985 Ser A..............................    3.37    01/08/08       13,300,000
  14,080   Northern California Gas Authority No 1,
             Gas Project Ser 2007 B Floaters Ser
             2007 - 98...............................    3.47    01/08/08       14,080,000
  12,410   Northern California Power Agency,
             Hydroelectric No 1 Ser 2002 B (MBIA
             Insd)...................................    3.28    01/08/08       12,410,000
  50,950   Oakland - Alameda County Coliseum
             Authority, Oakland Coliseum 2000 Refg
             Ser C-2.................................    3.30    01/08/08       50,950,000
  15,665   Oakland Joint Powers Transit Authority,
             Fruitvale Transit Village Ser 2001 A....    3.35    01/08/08       15,665,000
   4,320   Paramount Unified School District, School
             Facility Bridge Funding Ser 2001 COPs...    3.28    01/08/08        4,320,000
  12,000   Pasadena, City Hall & Park Improvement Ser
             2003 COPs (AMBAC Insd)..................    3.28    01/08/08       12,000,000
   2,300   Pittsburg Redevelopment Agency, Los
             Medanos Community Development Sub 2004
             Ser A (AMBAC Insd)......................    3.68    01/02/08        2,300,000
  17,200   Pleasanton, Assisted Living Facility Ser
             2005....................................    3.33    01/08/08       17,200,000
   9,500   Pomona Redevelopment Agency, Park & Plaza
             Apartments Ser 1998 A...................    3.32    01/08/08        9,500,000
   3,800   Poway Unified School District, Ser 2004
             COPs (FSA Insd).........................    3.28    01/08/08        3,800,000
           Puttable Floating Option Tax-Exempt
             Receipts,
   6,000     California Ser 2003 P-FLOATs PT-4211....    3.46    01/08/08        6,000,000
  50,900     California Ser 2007 P-FLOATs EC-1177....    3.82    01/08/08       50,900,000
  31,450     California Ser 2007 P-FLOATs PT-4022
             (AMBAC Insd)............................    3.52    01/08/08       31,450,000
  15,000     Los Angeles Community College District
             Ser 2006 E P-FLOATs PT-4328 (FSA Insd)..    3.52    01/08/08       15,000,000
  13,000     San Bernardino Community College
             District Ser 2006 C P-FLOATs PT-4317
             (FSA Insd)..............................    3.52    01/08/08       13,000,000
   5,500     San Jose Redevelopment Agency Ser 2006 C
             P-FLOATs PA-1505 (MBIA Insd)............    3.60    01/08/08        5,500,000

                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
 $ 6,320   Rescue Union School District, Ser 2001
             COPs (FSA Insd).........................    3.39%   01/08/08   $    6,320,000
   9,540   Riverside County, 2005 Ser A & B COPs P-
             FLOATs PT-2704 (FGIC Insd)..............    3.52    01/08/08        9,540,000
   9,100   San Bernardino County Housing Authority,
             Multifamily Raintree Apartments Ser 2005
             A.......................................    3.33    01/08/08        9,100,000
   8,150   San Diego County, Ser 2004 COPs...........    3.37    01/08/08        8,150,000
           San Francisco City & County Airport
             Commission,
  35,780     2006 Second Ser 33-B (XLCA Insd) (AMT)..    3.28    01/08/08       35,780,000
  26,700     2006 Second Ser 33-G (XLCA Insd) (AMT)..    3.41    01/08/08       26,700,000
           San Francisco City & County Redevelopment
             Agency,
  21,000     Bayside Village Multifamily Ser 1985 A..    3.33    01/08/08       21,000,000
  13,400     Multifamily Mercy Terrace Ser 2005 A....    3.33    01/08/08       13,400,000
   8,920   San Francisco City & County Finance
             Corporation, Moscone Center Ser 2004 P-
             FLOATs PT-2249 (AMBAC Insd).............    3.52    01/08/08        8,920,000
           Santa Clara,
   2,800     Electric Ser 1985 C (AMBAC Insd)........    3.28    01/08/08        2,800,000
  10,500     Multifamily The Grove Garden Apartments
             Ser 1997 A..............................    3.33    01/08/08       10,500,000
  15,700   Santa Clara Valley Transportation
             Authority, Sales Tax Ser 2005 B (AMBAC
             Insd)...................................    3.33    01/08/08       15,700,000
   2,200   Snowline Joint Unified School District,
             Ser 2005 COPs (FSA Insd)................    3.28    01/08/08        2,200,000
           Southern California Public Power
             Authority,
  58,410     Magnolia Power Project A Refg Ser 2007-1
             (MBIA Insd).............................    3.34    01/08/08       58,410,000
  15,950     Transmission 1991 Refg Ser (AMBAC
             Insd)...................................    3.34    01/08/08       15,950,000
  18,900     Transmission Refg Ser 2001 A (FSA
             Insd)...................................    3.28    01/08/08       18,900,000
  26,700     Transmission Ser 1996 B (FSA Insd)......    3.30    01/08/08       26,700,000
   5,000   Torrance, Little Company of Mary
             Hospital - Torrance Memorial Medical
             Center Ser 1992.........................    3.42    01/08/08        5,000,000
   7,075   Tulare - Porterville Schools Financing
             Authority, Ser 2002 COPs (FSA Insd).....    3.45    01/08/08        7,075,000
   7,360   Turlock Irrigation District, Ser 1988 A...    3.35    01/08/08        7,360,000
   9,400   Vallejo Housing Authority, Multifamily
             Housing Crow - Western Phase II 1985 Ser
             C.......................................    3.59    01/08/08        9,400,000
  28,900   Vernon Natural Gas Financing Authority,
             Vernon Gas Ser 2006 C (MBIA Insd).......    3.34    01/08/08       28,900,000
   9,900   Whittier, Whittier College Ser 2004.......    3.49    01/08/08        9,900,000
                                                                            --------------
           Total California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations (Cost $2,077,305,000).............................    2,077,305,000
                                                                            --------------





                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

                                                                                                  YIELD TO
PRINCIPAL                                                                                         MATURITY
AMOUNT IN                                                                   COUPON    MATURITY   ON DATE OF
THOUSANDS                                                                    RATE       DATE      PURCHASE         VALUE
----------------------------------------------------------------------------------------------------------------------------
           California Tax-Exempt Commercial Paper (6.0%)
 $30,000   Los Angeles Department of Airports, Los Angeles International
             Airport Ser A...............................................    2.98%    04/03/08       2.98 %   $   30,000,000
  31,000   Los Angeles Department of Water & Power, Power System.........    3.40     02/07/08       3.40         31,000,000
           San Diego Water Authority,
  30,000     Ser 1.......................................................    3.47     02/12/08       3.47         30,000,000
  38,000     Ser 3.......................................................    3.40     03/06/08       3.40         38,000,000
  14,000     Ser 3.......................................................    3.42     03/12/08       3.42         14,000,000
   5,500   Turlock Irrigation District, Sub Ser 2006 A...................    3.40     02/14/08       3.40          5,500,000
                                                                                                              --------------
           Total California Tax-Exempt Commercial Paper (Cost
           $148,500,000).................................................                                        148,500,000
                                                                                                              --------------
           California Tax-Exempt Short-Term Municipal Notes and Bonds (9.9%)
  60,000   California, Ser 2007-2008 RANs, dtd 11/01/07..................    4.00     06/30/08       3.37         60,183,543
           California Communities Tax & Revenue Anticipation Note Program,
  35,000     Certain Local Agencies Ser 2007 A-1 Note Participations, dtd
             07/02/07....................................................    4.50     06/30/08       3.64         35,143,582
  35,000     Riverside County Ser 2007 A-3 Note Participations, dtd
             07/02/07....................................................    4.50     06/30/08       3.62         35,146,888
  18,000   California Community College Financing Authority, Community
             College League Ser 2007 A TRANs, dtd 07/02/07...............    4.50     06/30/08       3.67         18,071,246
  20,000   Kern County, Ser 2007-2008 TRANs, dtd 07/02/07................    4.50     06/30/08       3.615        20,084,434
  13,000   Los Angeles County, 2007-2008 Ser TRANs, dtd 07/02/07.........    4.50     06/30/08       3.63         13,053,977
   7,000   Los Angeles County Schools Pooled Financing Program, Pooled
             2007-2008 Ser A TRANs, dtd 07/02/07.........................    4.50     06/30/08       3.62          7,029,378
  37,000   Los Angeles Unified School District, Ser 2007 A TRANs, dtd
             12/11/07....................................................    4.00     12/29/08       3.176        37,294,852
  20,000   Sacramento County, 2007 Ser A TRANs, dtd 07/03/07.............    4.25     07/09/08       3.67         20,058,532
                                                                                                              --------------
           Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $246,066,432)............      246,066,432
                                                                                                              --------------

           Total Investments (Cost $2,471,871,432) (a)........................................      99.4%      2,471,871,432
           Other Assets in Excess of Liabilities..............................................       0.6          14,190,879
                                                                                                   -----      --------------

           Net Assets.........................................................................     100.0%     $2,486,062,311
                                                                                                   =====      ==============





                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued


----------


    AMT      Alternative Minimum Tax.
    COPs     Certificates of Participation.
I - PUTTERs  Income Puttable Tax-Exempt Receipt.
  MERLOTs    Municipal Exempt Receipts - Liquidity Option Tender.
  P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.
    RANs     Revenue Anticipation Notes.
    ROCs     Reset Option Certificates.
   TRANs     Tax and Revenue Anticipation Notes.
     +       Rate shown is the rate in effect at December 31, 2007.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
   AMBAC     AMBAC Assurance Corporation.
    FGIC     Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
    MBIA     Municipal Bond Investors Assurance Corporation.
    XLCA     XL Capital Assurance Inc.




                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007 (unaudited)


Assets:
Investments in securities, at value (cost $2,471,871,432).....  $2,471,871,432
Cash..........................................................          56,432
Interest receivable...........................................      15,219,656
Prepaid expenses and other assets.............................          39,801
                                                                --------------
  Total Assets...............................................    2,487,187,321
                                                                --------------
Liabilities:
Payable for:
  Investment advisory fee....................................          675,988
  Distribution fee...........................................          206,906
  Administration fee.........................................          103,453
  Shares of beneficial interest redeemed.....................            7,034
Accrued expenses and other payables...........................         131,629
                                                                --------------
  Total Liabilities..........................................        1,125,010
                                                                --------------
  Net Assets.................................................   $2,486,062,311
                                                                ==============
Composition of Net Assets:
Paid-in-capital...............................................  $2,485,985,890
Accumulated undistributed net investment income...............           8,703
Accumulated undistributed net realized gain...................          67,718
                                                                --------------
  Net Assets.................................................   $2,486,062,311
                                                                ==============
Net Asset Value Per Share
2,485,953,737 shares outstanding (unlimited shares authorized
  of $.01 par value)..........................................           $1.00
                                                                         =====





                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2007 (unaudited)


Net Investment Income:
Interest Income.................................................  $38,439,950
                                                                  -----------
Expenses
Investment advisory fee.........................................    3,670,573
Distribution fee................................................    1,089,916
Administration fee..............................................      544,958
Transfer agent fees and expenses................................      189,793
Custodian fees..................................................       44,413
Registration fees...............................................       35,384
Professional fees...............................................       29,295
Shareholder reports and notices.................................       28,280
Trustees' fees and expenses.....................................       16,315
Other...........................................................       65,834
                                                                  -----------
  Total Expenses...............................................     5,714,761
Less: expense offset............................................      (45,097)
                                                                  -----------
  Net Expenses.................................................     5,669,664
                                                                  -----------
  Net Investment Income........................................    32,770,286
  Net Realized Gain............................................        20,473
                                                                  -----------
Net Increase....................................................  $32,790,759
                                                                  ===========





                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    DECEMBER 31, 2007    JUNE 30, 2007
                                                    -----------------   --------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................    $   32,770,286    $   48,752,522
Net realized gain.................................            20,473            47,313
                                                      --------------    --------------
  Net Increase...................................         32,790,759        48,799,835
Dividends to shareholders from net investment
  income..........................................       (32,768,233)      (48,753,391)
Net increase from transactions in shares of
  beneficial interest.............................       700,543,237       468,446,364
                                                      --------------    --------------
  Net Increase...................................        700,565,763       468,492,808
Net Assets:
Beginning of period...............................     1,785,496,548     1,317,003,740
                                                      --------------    --------------
End of Period
(Including accumulated undistributed net
investment income of $8,703 and $6,650,
respectively).....................................    $2,486,062,311    $1,785,496,548
                                                      ==============    ==============





                        See Notes to Financial Statements

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2007, the distribution fee was accrued at the annual rate of 0.10%.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2007, aggregated $3,919,948,608 and $3,398,402,477, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,560. At December 31, 2007, the Fund had an accrued pension liability of $55,987 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                        FOR THE SIX       FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                     DECEMBER 31, 2007    JUNE 30, 2007
                                                     -----------------   --------------
                                                        (unaudited)
Shares sold........................................     5,876,737,889     8,610,185,532
Shares issued in reinvestment of dividends.........        32,753,694        48,742,933
                                                       --------------    --------------
                                                        5,909,491,583     8,658,928,465
Shares redeemed....................................    (5,208,948,346)   (8,190,482,101)
                                                       --------------    --------------
Net increase in shares outstanding.................       700,543,237       468,446,364
                                                       ==============    ==============


Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                   FOR THE YEAR ENDED JUNE 30,
                                                MONTHS ENDED   --------------------------------------------------------
                                               DECEMBER 2007      2007         2006        2005       2004       2003
                                               -------------   ----------   ----------   --------   --------   --------
                                                (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........        $ 1.00        $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ------        ------       ------     ------     ------     ------

Net income from investment operations........         0.015         0.030        0.023      0.012      0.003      0.006

Less dividends from net investment income....        (0.015)       (0.030)      (0.023)    (0.012)    (0.003)    (0.006)
                                                    -------       -------      -------    -------    -------    -------

Net asset value, end of period...............        $ 1.00        $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ======        ======       ======     ======     ======     ======

Total Return.................................          1.54%(1)      3.02%        2.37%      1.17%      0.35%      0.63%

Ratios to Average Net Assets:
Total expenses (before expense offset).......          0.52%(2)      0.55%        0.59%(3)   0.62%(3)   0.61%      0.60%

Net investment income........................          3.00%(2)      2.99%        2.42%      1.16%      0.35%      0.63%

Supplemental Data:
Net assets, end of period, in thousands......    $2,486,062    $1,785,497   $1,317,004   $704,291   $687,800   $762,448



----------

(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust


Semiannual Report
December 31, 2007




AACSAN
IU08-00775P-Y 12/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008


                                       3